1933 Act File No. 333-107189


                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                 Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

    Pre-Effective Amendment No.      ...............

    Post-Effective Amendment No.  1_................       X

                                   and/or


                FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                         Federated Investors Tower
                     Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)


                                  Copy to:

                        Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky, LLP
                             2101 L Street, NW
                            Washington, DC 20037


   It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).











PART C.  OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Federated Total Return Government Bond Fund (the "Registrant") pursuant to the
Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking;
(ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.



Item 16.  Exhibits

1.    Conformed copy of Declaration of Trust of the Registrant; (1)
1.2 Conformed copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (2)
1.3 Conformed Copy of Amendment Nos. 2-3 to the Declaration of Trust of the Registrant; (8)

2.    Copy of By-Laws of the Registrant; (1)
2.1   Copy of Amendment No. 1 to the By-Laws of the Registrant; (5)
2.2   Copy of Amendment No. 2 to the By-Laws of the Registrant; (5)
2.3   Copy of Amendment No. 3 to the By-Laws of the Registrant; (5)
2.4   Copy of Amendment No. 4 to the By-Laws of the Registrant; (9)
2.5   Copy of Amendment No. 5 to the By-Laws of the Registrant; (10)

3.    Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit 1 to the Combined Proxy Statement and Prospectus of the Registration Statement;
      (11)

5. Copy of Specimen Certificate of Shares of Beneficial Interest of the Registrant's Institutional Shares; (2)
5.1 Copy of Specimen Certificate of Shares of Beneficial Interest of the Registrant's Institutional Service Shares; (2)

6.    Conformed copy of Investment Advisory Contract of the Registrant; (2)
6.1 Conformed copy of an Amendment to the Investment Advisory Contract of the Registrant; (8)

7.    Conformed copy of Distributor's Contract of the Registrant; (3)
7.1 Conformed copy of an Amendment to the Distributor's Contract of the Registrant; (8)

8.    Not applicable;

9.    Conformed copy of Custodian Contract of the Registrant; (2)
9.1   Conformed copy of Custodian Fee Schedule; (4)

10.   Conformed copy of Distribution Plan of the Registrant; (2)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (11)

12.   Form of Opinion regarding tax consequences of Reorganization; *

13. Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (5)
13.1 Conformed copy of Amendment to the Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (8)
13.2 The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 26, 1996.(File Nos. 2-75670 and 811-3375).
13.3  The Registrant hereby incorporates the conformed copy of Amendment No.
      2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government
      Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.4 The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government
      Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.5 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached
      Schedule 1 revised 6/30/04,  from Item (h)(vii) of the Cash Trust
      Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.6 The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.7 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item 23
      (h)(vix) of the Federated Index Trust  Registration  Statement on
      Form N-1A,  filed  with the  Commission  on  December  30,  2003.
      (File Nos. 33-33852 and 811-6061);

14. Conformed copy of Consent of Independent Auditors of Total Return Government Bond Fund, Ernst & Young LLP; (11)
14.2 Conformed copy of Consent of Independent Auditors of Riggs Funds, KPMG LLP; (11)

15.   Not Applicable

16.   Conformed copy of Power of Attorney of the Registrant; (7)


      _____________________
*     All exhibits have been filed electronically.
1. Response is incorporated by Reference to the Registrant's Initial Registration Statement on Form N-1A filed June 20, 1995. (File Nos. 33-60411 and 811-07309).
2. Response is incorporated by Reference to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 12, 1995. (File Nos. 33-60411 and 811-07309).
3. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed April 30, 1996. (File Nos. 33-60411 and 811-07309).
4. Response is incorporated by Reference to the Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 24, 1998. (File Nos. 33-60411 and 811-07309).
5. Response is incorporated by Reference to the Registrant's Post-Effective Amendment No. 5 on Form N-1A filed February 26, 1999. (File Nos. 33-60411 and 811-07309).
7.    Response   is   incorporated   by   Reference   to  the   Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed April 26, 2001. (File Nos. 33-60411 and 811-07309).
8.    Response   is   incorporated   by   Reference   to  the   Registrant's
      Post-Effective Amendment No. 10 on Form N-1A filed April 24, 2002. (File Nos. 33-60411 and 811-07309).
9.    Response   is   incorporated   by   Reference   to  the   Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed April 28, 2003. (File Nos. 33-60411 and 811-07309).
10.   Response   is   incorporated   by   Reference   to  the   Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed April 29, 2004. (File Nos. 33-60411 and 811-07309).
11.   Response   is   incorporated   by   Reference   to  the   Registrant's
      Pre-Effective Amendment No. 1 on Form N-14 filed August 21, 2003. (File Nos. 333-107189 and 811-07309).


Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                              SIGNATURES

      As required by the Securities Act of 1933, the Registrant FEDERATED TOTAL RETURN GOVERNMENT BOND FUND, certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 4th day of August, 2004.

                FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

                     BY: /s/ Andrew P. Cross
                     Andrew P. Cross, Assistant Secretary
                     August 4, 2004

      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                       TITLE                 DATE

By: /s Andrew P. Cross       Attorney In Fact       August 4, 2004
Andrew P. Cross              For the Persons
ASSISTANT SECRETARY          Listed Below

    NAME                                    TITLE

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee


*By Power of Attorney